Insurance Contracts_Changes In The Deferred Acquisition Costs(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	₩ 122,151,000,000	₩ 106,645,000,000
Increase	637,916,000,000	116,433,000,000
Decrease	(362,072,000,000)	(100,927,000,000)
Ending	397,995,000,000	122,151,000,000
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	0
Increase	521,090,000,000
Decrease	(253,488,000,000)
Ending	267,602,000,000	0
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts LineItems [Line Items]
Beginning	122,151,000,000	106,645,000,000
Increase	116,826,000,000	116,433,000,000
Decrease	(108,584,000,000)	(100,927,000,000)
Ending	₩ 130,393,000,000	₩ 122,151,000,000